PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

32.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

		As of December 31,
	Notes	2018	2019
		RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents		590,470	243,989	35,047
Short-term investments		150,990	138,848	19,944
Prepaid expenses and other current assets		98,337	105,597	15,168
Amounts due from subsidiaries	(b)	5,062,149	6,128,595	880,318
Total current assets		5,901,946	6,617,029	950,477

Non-current assets
Investments in subsidiaries		1,364,685	1,446,563	207,786
Total non-current assets		1,364,685	1,446,563	207,786
Total assets		7,266,631	8,063,592	1,158,263
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables		56,656	57,612	8,275
Account payables		2,725	56	8
Interest payable		53,965	58,525	8,406
Current portion of bonds payable		—	911,147	130,878
Amounts due to subsidiaries	(b)	21,242	22,471	3,228
Total current liabilities		134,588	1,049,811	150,795

Non-current liabilities
Bonds payable	(c)	2,037,836	2,060,708	296,002
Total non-current liabilities		2,037,836	2,060,708	296,002
Total liabilities		2,172,424	3,110,519	446,797
Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,200,000,000 and 1,200,000,000 shares authorized; 499,706,628 and 505,253,850 shares issued and outstanding as of December 31, 2018 and 2019, respectively)		34	34	5
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 174,649,638 and 174,649,638 shares issued and outstanding as of December 31, 2018 and 2019, respectively)		12	12	2
Class C Ordinary shares (par value of US$0.00001 per share; nil and 60,000 shares authorized; nil and 60,000 shares issued and outstanding as of December 31, 2018 and 2019, respectively)		—	—	—
Additional paid-in capital		9,141,494	9,202,567	1,321,866
Accumulated other comprehensive income		85,979	77,904	11,190
Accumulated deficit		(3,795,629)	(3,977,921)	(571,391)
Treasury stock		(337,683)	(349,523)	(50,206)
Total shareholders’ equity		5,094,207	4,953,073	711,466
Total liabilities and shareholders’ equity		7,266,631	8,063,592	1,158,263

Condensed statements of operations

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(145,890)	(65,949)	(44,490)	(6,389)
Changes in the fair value of contingent purchase consideration payables	(937)	13,905	—	—
Operating loss	(146,827)	(52,044)	(44,490)	(6,389)
Other loss	(95,210)	(262,186)	(274,572)	(39,440)
Share of (losses) profits from subsidiaries and Consolidated VIEs	(530,693)	109,165	136,770	19,646
Loss before income taxes	(772,730)	(205,065)	(182,292)	(26,183)
Income tax expense	—	—	—	—
Net loss	(772,730)	(205,065)	(182,292)	(26,183)

Condensed statements of comprehensive loss

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net loss	(772,730)	(205,065)	(182,292)	(26,183)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(120,963)	88,652	(8,075)	(1,160)
Other comprehensive (loss) income, net of tax of nil:	(120,963)	88,652	(8,075)	(1,160)
Comprehensive loss	(893,693)	(116,413)	(190,367)	(27,343)
Comprehensive loss attributable to the Company’s ordinary shareholders	(893,693)	(116,413)	(190,367)	(27,343)

Condensed statements of cash flows

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	(18,324)	(166,068)	(142,989)	(20,539)
Net cash used in investing activities	(1,291,042)	(203,651)	(1,011,257)	(145,258)
Net cash (used in) generated from financing activities	(130,187)	43,145	807,765	116,028
Net decrease in cash and cash equivalents and restricted cash	(1,439,533)	(326,574)	(346,481)	(49,769)
Cash and cash equivalents and restricted cash at beginning of the year	2,356,597	917,044	590,470	84,816
Cash and cash equivalents and restricted cash at end of the year	917,044	590,470	243,989	35,047

(a)	Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323‑10, Investment-Equity Method and Joint Ventures, and such investment is presented on the balance sheet as “Investments in subsidiaries” and the share of the subsidiaries’ profit or loss is presented as “Share of (losses) profits of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b)  Related party transactions

The Company had the following related party balances as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Amounts due from subsidiaries
- 21Vianet HK	4,938,618	5,855,452	841,083
- WiFire Open Network Group Ltd.	4,277	147,326	21,162
- HongKong Fastweb Holdings Co., Ltd.	65,976	67,088	9,637
- 21V Mobile	52,579	58,018	8,334
- WiFire Group Inc.	686	698	100
- Others	13	13	2
	5,062,149	6,128,595	880,318
Amounts due to subsidiaries
- 21Vianet Beijing	18,351	19,449	2,794
- Others	2,891	3,022	434
	21,242	22,471	3,228

(c)  Bonds payable

On August 17, 2017, the Company issued and sold bonds with an aggregate principle amount of US$200,000 at a coupon rate of 7% per annum or the Original Bonds. On September 29, 2017, the Company issued and sold follow-on bonds with an aggregate principle amount of US$100,000 at a coupon rate of 7% per annum, or the Bonds. The Bonds were priced at a slight premium of 100.04%, with an effective yield of 6.98% (together with the Original Bonds, “2020 Notes”). The 2020 Notes will mature on August 17, 2020. The 2020 Notes were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited (the “SGX-ST”). Interest on the 2020 Notes is payable semi-annually in arrears on August 17 and February 17 in each year, beginning from February 17, 2018.

Net proceeds from 2020 Notes after deducting issuance costs were RMB1,926,419.  The 2020 Notes are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated; but rank lower than any secured indebtedness of the Company and all liabilities (including accounts payable) of the Company’s subsidiaries and Consolidated VIEs.

On April 15, 2019, the Company issued and sold bonds with an aggregate principle amount of US$300,000 at a coupon rate of 7.875% per annum (“2021 Notes”). The 2021 Notes will mature on October 15, 2021. The 2021 Notes were listed and quoted on the SGX-ST. Interest on the 2021 Notes is payable semi-annually in arrears on April 15 and October 15 in each year, beginning from October 15, 2019.

Net proceeds from 2021 Notes after deducting issuance costs were RMB1,976,474 (US$283,903). The 2021 Notes are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated, including the 2020 Notes; effectively junior in the right of payment to any secured indebtedness to the extent of the value of the assets securing such indebtedness; and structurally junior to all indebtedness and other liabilities (including accounts payables) of the Company’s subsidiaries and Consolidated VIEs.

On April 16, 2019, the Company repurchased US$150,839 in principal amount of 2020 Notes, representing approximately 50.28% of the US$300,000 total aggregate principal amount of the 2020 Notes outstanding as at such date. On August 12, 2019, the Company repurchased US$18,000 in principal amount of 2020 Notes. The remaining outstanding 2020 Notes with principal amount of US$131,161 continue to be the obligation of the Company. The Company recognized loss on debt extinguishment of RMB18,895 (US$2,714) during the year ended December 31, 2019.